Annual Total Returns - FidelityArizonaMunicipalIncomeFund-PRO - FidelityArizonaMunicipalIncomeFund-PRO - Fidelity Arizona Municipal Income Fund - Fidelity Arizona Municipal Income Fund	Oct. 30, 2024
Bar Chart Table:
Annual Return 2014	10.43%
Annual Return 2015	3.54%
Annual Return 2016	none
Annual Return 2017	5.43%
Annual Return 2018	0.63%
Annual Return 2019	7.23%
Annual Return 2020	4.50%
Annual Return 2021	1.21%
Annual Return 2022	(8.73%)
Annual Return 2023	6.02%